Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement of cash flows [abstract]
Trade and other receivables	$ (27)	$ (85)	$ (183)	$ (281)
Inventory	4	(42)	832	(538)
Prepaid expenses and other current assets	754	(1)	853	(124)
Payables and accrued liabilities	(761)	(525)	(1,212)	(278)
Current portion of deferred revenues	23		(372)
Employee future benefits (note 12)	(123)	(96)	(338)	(313)
Increase (decrease) in operating assets and liabilities	$ (130)	$ (749)	$ (420)	$ (1,534)